Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Share From Continuing Operations

	Three Months Ended March 31,
	2013	2012
Numerator—Basic and Diluted:
Net Income (Loss)	$(45)	$86
Less: Income attributable to noncontrolling interest	(12)	—

Undistributed earnings (loss)	(57)	86
Percentage allocated to ordinary shares	100%	100%

Undistributed earnings (loss) allocated to ordinary shares	(57)	86

Earnings (loss) available to ordinary shares	$(57)	$86

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	113,317	75,390
Add: Effect of Dilutive Securities:
Restricted stock	—	245
Warrants	—	2,935
Options	—	95

Denominator—Dilutive	113,317	78,665

Earnings per Share(1):
Basic earnings (loss) per Share	$(0.50)	$1.14

Diluted earnings (loss) per Share	$(0.50)	$1.10

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

The following table sets forth the number of shares utilized in the computation of basic and diluted earnings per share from continuing operations for the periods indicated. The weighted average shares outstanding, potentially dilutive shares, earnings per share and anti-dilutive shares of the Successor have been restated to affect the 5-for-1 share split discussed in Note 15.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Numerator—Basic and Diluted:
Income from Continuing Operations	$1,133	$242	$631	$5
Add: Loss attributable to noncontrolling interest	1	—	—	—
Less: Dividends paid	(61)	—	—	—

Undistributed earnings	1,073	242	631	5
Percentage allocated to ordinary shares	99.26%	100%	100%	100%

Undistributed earnings allocated to ordinary shares	1,065	242	631	5
Add: Dividends paid allocated to ordinary shares	60	—	—	—

Earnings available to ordinary shares	$1,125	$242	$631	$5

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	98,985	74,905	41,311	41,232
Add: Effect of Dilutive Securities:
Restricted stock	49	275	88	151
Warrants	2,372	2,895	—	—
Options	—	20	—	—

Denominator—Dilutive	101,406	78,095	41,399	41,383

Earnings per Share:
Basic earnings per Share(1)	$11.37	$3.22	$15.28	$0.11

Diluted earnings per Share(1)	$11.10	$3.10	$15.25	$0.11

(1)	The basic and diluted earnings per share amounts were computed from exact, not rounded, income and share information.